Investment Securities - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended								6 Months Ended	9 Months Ended		6 Months Ended	9 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Mar. 31, 2013	Jun. 30, 2014 Investment Securities	Dec. 31, 2013 Investment Securities	Mar. 31, 2013 Investment Securities	Dec. 31, 2013 Non-agency CMOs	Dec. 31, 2013 Six non-agency CMOs	Mar. 31, 2013 Six non-agency CMOs	Jun. 30, 2014 Five Non-Agency [Member]	Jun. 30, 2014 Maximum	Dec. 31, 2013 Maximum	Sep. 30, 2013 Maximum	Jun. 30, 2014 Minimum	Dec. 31, 2013 Minimum	Sep. 30, 2013 Minimum
Schedule of Available-for-sale Securities [Line Items]
Estimated expected cash flows after credit losses														6.50%	7.00%		4.00%	4.00%
Public offering redemption shares percentage			39.00%		39.00%
Number of individual securities	29		29		35	15
The discount rates used to establish the net present value of expected cash flows for purposes of determining OTTI ranged from														6.50%		7.00%	4.00%		4.00%
The month 1 to month 24 constant default rate														12.18%	11.60%		5.57%	5.30%
Five non-agency CMOs with a fair value										$ 6,200,000			$ 5,800,000
Five non-agency CMOs with adjusted cost basis										6,400,000			5,900,000
Six non-agency CMOs with a fair value											6,200,000	6,900,000
Six non-agency CMOs with adjusted cost basis											6,400,000	7,300,000
Unrealized other-than-temporary impairment due to credit losses	13,000	0	34,000	83,000	23,000	408,000
Realized losses related to credit issues (i.e. principal reduced without a receipt of cash)	49,000	68,000	112,000	241,000	224,000	722,000
Unrealized losses on U.S. government sponsored and federal agency obligations, corporate stocks and bonds and Ginnie Mae ("GNMA") mortgage-backed securities as of June 30, 2012 due to changes in interest rates and other non-credit related factors totaled	3,400,000		3,400,000		7,900,000	373,000
Investment securities available-for-sale with a fair value	$ 295,290,000		$ 295,290,000		$ 277,872,000	$ 266,787,000	$ 143,200,000	$ 162,800,000	$ 187,200,000